Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
UNITED KINGDOM
Defined Contribution Plan Disclosure
Defined contribution plan, cost	$ 0.2	$ 0.2
UNITED STATES
Defined Contribution Plan Disclosure
Defined contribution plan, cost	$ 0.1